Segment Information Selected Information for Cruise and Tour and Other Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013 Segment		Nov. 30, 2012
Segment Reporting Information [Line Items]
Reportable cruise segments	3
Gain (Loss) on Disposition of Property Plant Equipment	$ 15
Impairment of Intangible Assets (Excluding Goodwill)	13	[1]	20	[1]
Europe, Australia & Asia (EAA) Ibero Cruises
Segment Reporting Information [Line Items]
Impairment Charges	$ 173

[1]	At February 29, 2012, we also performed an interim impairment test of Ibero’s trademarks, which resulted in a $20 million impairment charge during the first quarter of 2012, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth, which is considered a Level 3 input. In 2013, we recognized a $13 million impairment charge, which related to Ibero’s remaining trademarks’ carrying value.